Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended		12 Months Ended
	Jun. 12, 2017	Apr. 10, 2017	Mar. 02, 2017	Jan. 30, 2017	Jan. 30, 2017	Jan. 05, 2016	Dec. 22, 2015	Dec. 22, 2015	Apr. 30, 2017	Dec. 31, 2009	Dec. 31, 2017	Dec. 31, 2016	Oct. 19, 2010
Common stock, shares authorized											4,500,000	4,500,000
Common stock, par value											$ 0.001	$ 0.001
Preferred stock, shares authorized											150,000	150,000
Preferred stock, par value											$ 0.001	$ 0.001
Common stock voting rights											The holders of the Company’s common stock are entitled to one vote per share.
Stock-based compensation expense related to stock											$ 497	$ 13
Unrecognized stock-based compensation expense											$ 1,801
Weighted average remaining vesting period											3 years 1 month 6 days
Number of options for purchase of common stock											283,333
Weighted average exercise price granted											$ 26.00
Distributable in Cash [Member] | March 15, 2018 [Member] | Merger Agreement [Member]
Cash paid to settle the options											$ 1,500
Option Holders [Member] | March 15, 2018 [Member] | Merger Agreement [Member]
Number of shares issued during period merger											51,529
Share issued during period merger, value											$ 450
Amounts held in escrow											$ 686
8% Senior Convertible Preferred Stock [Member]
Preferred stock, shares designated											10,000	10,000
Number of undesignated preferred stock shares											140,000
Percentage of early redeemed liquidation value											102.00%
Preferred stock conversion price per share											$ 1,000
Shares issued, price per share										$ 1,000	$ 4.285715
Gross proceeds from issuance of convertible preferred stock											$ 50,000
Preferred stock, dividend rate, percentage											8.00%	8.00%
Preferred stock dividend description											The holders of Senior Preferred Stock are entitled to receive, when and as declared by the Board of Directors, out of funds legally available for the payment of dividends, cumulative dividends at the annual rate of 8% of the liquidation value, which is defined as an amount equal to $1,000 per share of Senior Preferred Stock plus all accumulated and unpaid dividends. Such dividends are compounded quarterly and, to the extent declared, are payable in cash by the Company on a quarterly basis. If undeclared, dividends continue to accumulate. At liquidation, after payment of debts and liabilities, the holders of Senior Preferred Stock shall be entitled to receive an amount in cash equal to $1,000 per share of Senior Preferred Stock plus all unpaid dividends, whether or not declared, before any distribution is made to holders of shares of any junior securities.
Number of preferred stock shares issued to certain investors for consideration, shares										10,000
Number of preferred stock issued to certain investors for consideration, value										$ 10,000
Number of shares surrendered			10,000
Preferred stock conversion into common stock			2,333,331
Preferred stock, shares outstanding											0	10,000
Senior Preferred Stock [Member] | First Distribution [Member]
Dividends on preferred stock and common stock								$ 54,498
Dividends, preferred stock and common stock, cash							$ 10,000	3,915
Payment of accumulated and current cumulative dividends								$ 6,085
Senior Preferred Stock [Member] | Second Distribution [Member]
Dividends on preferred stock and common stock						$ 44,498
Dividends, preferred stock and common stock, cash		$ 15,000				44,469
Payment of accumulated and current cumulative dividends						$ 29
2010 Equity Incentive Plan [Member]
Reversal of stock based compensation				$ 14
Number of options for purchase of common stock				75,561
2010 Equity Incentive Plan [Member] | Exercise Price Range One [Member]
Weighted average exercise price granted				$ 68.80
2010 Equity Incentive Plan [Member] | Exercise Price Range Two [Member]
Weighted average exercise price granted				$ 137.60
2010 Equity Incentive Plan [Member] | Employees [Member]
Number of common stock shares authorized													100,000
Number of option available for grant													14,000
2017 Equity Incentive Plan [Member]
Number of common stock shares authorized				333,333	333,333
Maximum percentage on options may be issued					10.00%
Number of common shares reserved for future issuance				50,000	50,000
2017 Equity Incentive Plan [Member] | Two Executives [Member] | Non-statutory Stock Option [Member]
Weighted average remaining vesting period				10 years
Number of options for purchase of common stock				216,667
Weighted average exercise price granted				$ 26.00					$ 21.77
Aggregate grant date fair value of stock options									$ 1,831
Increase in fair value of options									$ 269
Description on options vest installments				The options vest in equal installments of 25% on each of the next four anniversary dates from the date of grant.
2017 Equity Incentive Plan [Member] | New Executives [Member] | Non-statutory Stock Option [Member]
Number of options for purchase of common stock	66,666
Description on options vest installments	The options vest in equal installments of 25% on each of the next four anniversary dates from the date of grant.